SHORT AND LONG-TERM INVESTMENTS - Schedule of Short-Term Investments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Subclassifications of assets, liabilities and equities [abstract]
Balances at the beginning of the year	R$ 0
Additions	(117,684)
Balances at the end of the year	R$ (117,684)